UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Lifecycle Mid Range Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                Shares              Value ($)
                                                                                      ---------------------------------------
Common Stocks 36.0%
Consumer Discretionary 4.3%
Auto Components 0.1%
Dana Corp.                                                                                         200                 3,466
Delphi Corp.                                                                                       800                 7,216
Goodyear Tire & Rubber Co.*                                                                      1,000                14,660
Johnson Controls, Inc.                                                                             500                31,720
                                                                                                                    --------
                                                                                                                      57,062

Automobiles 0.2%
Ford Motor Co.                                                                                   2,800                40,992
General Motors Corp.                                                                               900                36,054
Harley-Davidson, Inc.                                                                              400                24,300
                                                                                                                    --------
                                                                                                                     101,346

Distributors 0.0%
Genuine Parts Co.                                                                                  300                13,218
                                                                                                                    --------
Hotels Restaurants & Leisure 0.7%
Carnival Corp.                                                                                   1,200                69,156
Darden Restaurants, Inc.                                                                           700                19,418
Harrah's Entertainment, Inc.                                                                       200                13,378
Hilton Hotels Corp.                                                                                600                13,644
International Game Technology                                                                      900                30,942
Marriott International, Inc., "A"                                                                  300                18,894
McDonald's Corp.                                                                                 1,900                60,914
Starbucks Corp.*                                                                                   600                37,416
Starwood Hotels & Resorts Worldwide, Inc.                                                          300                17,520
Wendy's International, Inc.                                                                        200                 7,852
YUM! Brands, Inc.                                                                                  400                18,872
                                                                                                                    --------
                                                                                                                     308,006

Household Durables 0.3%
Black & Decker Corp.                                                                               100                 8,833
Centex Corp.                                                                                       400                23,832
Fortune Brands, Inc.                                                                               200                15,436
KB Home                                                                                            100                10,440
Leggett & Platt, Inc.                                                                              300                 8,529
Maytag Corp.                                                                                       100                 2,110
Newell Rubbermaid, Inc.                                                                          1,000                24,190
Pulte Homes, Inc.                                                                                  200                12,760
Snap-on, Inc.                                                                                      100                 3,436
The Stanley Works                                                                                  100                 4,899
Whirlpool Corp.                                                                                    100                 6,922
                                                                                                                    --------
                                                                                                                     121,387

Internet & Catalog Retail 0.3%
eBay, Inc.*                                                                                      1,100               127,908
                                                                                                                    --------
Leisure Equipment & Products 0.0%
Brunswick Corp.                                                                                    100                 4,950
Eastman Kodak Co.                                                                                  400                12,900
                                                                                                                    --------
                                                                                                                      17,850

Media 1.3%
Clear Channel Communications, Inc.                                                                 100                 3,349
Comcast Corp., "A"*                                                                              3,400               113,152
Dow Jones & Co., Inc.                                                                              100                 4,306
Gannett Co., Inc.                                                                                  400                32,680
Interpublic Group of Companies, Inc.*                                                              600                 8,040
Knight-Ridder, Inc.                                                                                300                20,082
McGraw-Hill Companies, Inc.                                                                        400                36,616
Meredith Corp.                                                                                     100                 5,420
News Corp., "A"                                                                                  3,900                72,774
Time Warner, Inc.*                                                                               6,900               134,136
Univision Communications, Inc., "A"*                                                               500                14,635
Viacom, Inc., "B"                                                                                2,600                94,614
Walt Disney Co.                                                                                  3,100                86,180
                                                                                                                    --------
                                                                                                                     625,984

Multiline Retail 0.3%
Big Lots, Inc.*                                                                                    200                 2,426
Dillard's, Inc., "A"                                                                               100                 2,687
Federated Department Stores, Inc.                                                                  300                17,337
J.C. Penny Co., Inc.                                                                               400                16,560
Kohl's Corp.*                                                                                      500                24,585
Nordstrom, Inc.                                                                                    200                 9,346
Target Corp.                                                                                     1,400                72,702
                                                                                                                    --------
                                                                                                                     145,643

Specialty Retail 0.9%
AutoNation, Inc.*                                                                                  400                 7,684
AutoZone, Inc.*                                                                                    100                 9,131
Bed Bath & Beyond, Inc.*                                                                           500                19,915
Best Buy Co., Inc.                                                                                 700                41,594
Circuit City Stores, Inc.                                                                        1,200                18,768
Home Depot, Inc.                                                                                 3,300               141,042
Lowe's Companies, Inc.                                                                           1,200                69,108
Office Depot, Inc.*                                                                                500                 8,680
OfficeMax, Inc.                                                                                    100                 3,138
RadioShack Corp.                                                                                   200                 6,576
Sherwin-Williams Co.                                                                               200                 8,926
Staples, Inc.                                                                                      800                26,968
The Gap, Inc.                                                                                    1,300                27,456
TJX Companies, Inc.                                                                                700                17,591
Toys "R" Us, Inc.*                                                                                 800                16,376
                                                                                                                    --------
                                                                                                                     422,953

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.*                                                                                       500                28,200
Jones Apparel Group, Inc.                                                                          200                 7,316
NIKE, Inc., "B"                                                                                    500                45,345
Reebok International Ltd.                                                                          100                 4,400
VF Corp.                                                                                           200                11,076
                                                                                                                    --------
                                                                                                                      96,337

Consumer Staples 3.6%
Beverages 0.8%
Adolph Coors Co., "B"                                                                              100                 7,567
Anheuser-Busch Companies, Inc.                                                                   1,200                60,876
Coca-Cola Co.                                                                                    3,000               124,890
Coca-Cola Enterprises, Inc.                                                                      1,400                29,190
Pepsi Bottling Group, Inc.                                                                         400                10,816
PepsiCo, Inc.                                                                                    2,500               130,500
                                                                                                                    --------
                                                                                                                     363,839

Food & Staples Retailing 1.1%
Costco Wholesale Corp.                                                                             700                33,887
CVS Corp.                                                                                          600                27,042
Kroger Co.*                                                                                      1,100                19,294
Safeway, Inc.*                                                                                     700                13,818
SUPERVALU, Inc.                                                                                    200                 6,904
Sysco Corp.                                                                                        100                 3,818
Wal-Mart Stores, Inc.                                                                            6,400               338,048
Walgreen Co.                                                                                     1,500                57,555
                                                                                                                    --------
                                                                                                                     500,366

Food Products 0.4%
Archer-Daniels-Midland Co.                                                                       1,600                35,696
ConAgra Foods, Inc.                                                                                800                23,560
General Mills, Inc.                                                                                800                39,776
Hershey Foods Corp.                                                                                400                22,216
Kellogg Co.                                                                                        600                26,796
McCormick & Co, Inc.                                                                               200                 7,720
Sara Lee Corp.                                                                                     100                 2,414
William Wrigley Jr. Co.                                                                            300                20,757
                                                                                                                    --------
                                                                                                                     178,935

Household Products 0.6%
Clorox Co.                                                                                         200                11,786
Colgate-Palmolive Co.                                                                              300                15,348
Kimberly-Clark Corp.                                                                               700                46,067
Procter & Gamble Co.                                                                             3,800               209,304
                                                                                                                    --------
                                                                                                                     282,505

Personal Products 0.2%
Alberto-Culver Co., "B"                                                                            400                19,428
Avon Products, Inc.                                                                                700                27,090
Gillette Co.                                                                                     1,500                67,170
                                                                                                                    --------
                                                                                                                     113,688

Tobacco 0.5%
Altria Group, Inc.                                                                               3,300               201,630
Reynolds American, Inc.                                                                            400                31,440
UST, Inc.                                                                                          500                24,055
                                                                                                                    --------
                                                                                                                     257,125

Energy 2.6%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.                                                                                 500                21,335
BJ Services Co.                                                                                    200                 9,308
Halliburton Co.                                                                                    700                27,468
Nabors Industries Ltd.*                                                                            500                25,645
Noble Corp.*                                                                                       400                19,896
Rowan Companies, Inc.*                                                                             200                 5,180
Schlumberger Ltd.                                                                                  900                60,255
Transocean, Inc.*                                                                                  700                29,673
                                                                                                                    --------
                                                                                                                     198,760

Oil & Gas 2.2%
Amerada Hess Corp.                                                                                 100                 8,238
Anadarko Petroleum Corp.                                                                           600                38,886
Apache Corp.                                                                                       700                35,399
Ashland, Inc.                                                                                      100                 5,838
Burlington Resources, Inc.                                                                         600                26,100
ChevronTexaco Corp.                                                                              2,600               136,526
ConocoPhillips                                                                                   1,200               104,196
Devon Energy Corp.                                                                                 700                27,244
El Paso Corp.                                                                                    1,000                10,400
EOG Resources, Inc.                                                                                400                28,544
ExxonMobil Corp.                                                                                 9,800               502,348
Kerr-McGee Corp.                                                                                   200                11,558
Kinder Morgan, Inc.                                                                                200                14,626
Occidental Petroleum Corp.                                                                         600                35,016
Sunoco, Inc.                                                                                       100                 8,171
Unocal Corp.                                                                                       400                17,296
Valero Energy Corp.                                                                                400                18,160
Williams Companies, Inc.                                                                           800                13,032
XTO Energy, Inc.                                                                                   400                14,156
                                                                                                                    --------
                                                                                                                   1,055,734

Financials 7.3%
Banks 2.4%
AmSouth Bancorp.                                                                                   500                12,950
Bank of America Corp.                                                                            6,100               286,639
BB&T Corp.                                                                                         800                33,640
Comerica, Inc.                                                                                     300                18,306
Compass Bancshares, Inc.                                                                           200                 9,734
Fifth Third Bancorp.                                                                               800                37,824
First Horizon National Corp.                                                                       200                 8,622
Golden West Financial Corp.                                                                        500                30,710
KeyCorp.                                                                                           600                20,340
M&T Bank Corp.                                                                                     200                21,568
Marshall & Ilsley Corp.                                                                            300                13,260
National City Corp.                                                                              1,400                52,570
North Fork Bancorp., Inc.                                                                          665                19,185
PNC Financial Services Group                                                                       400                22,976
Regions Financial Corp.                                                                            700                24,913
Sovereign Bancorp, Inc.                                                                            500                11,275
SunTrust Banks, Inc.                                                                               600                44,328
US Bancorp.                                                                                      2,800                87,696
Wachovia Corp.                                                                                   2,400               126,240
Washington Mutual, Inc.                                                                          1,300                54,964
Wells Fargo & Co.                                                                                2,600               161,590
Zions Bancorp.                                                                                     100                 6,803
                                                                                                                    --------
                                                                                                                   1,106,133

Capital Markets 0.9%
Bank of New York Co., Inc.                                                                       1,200                40,104
Bear Stearns Companies, Inc.                                                                       300                30,693
E*TRADE Financial Corp.*                                                                         1,300                19,435
Federated Investors, Inc., "B"                                                                     200                 6,080
Franklin Resources, Inc.                                                                           400                27,860
Goldman Sachs Group, Inc.                                                                          700                72,828
Janus Capital Group, Inc.                                                                          400                 6,724
Lehman Brothers Holdings, Inc.                                                                     500                43,740
Mellon Financial Corp.                                                                             600                18,666
Merrill Lynch & Co., Inc.                                                                        1,400                83,678
Morgan Stanley                                                                                   1,200                66,624
T. Rowe Price Group, Inc.                                                                          200                12,440
                                                                                                                    --------
                                                                                                                     428,872

Consumer Finance 0.5%
American Express Co.                                                                             1,900               107,103
Capital One Financial Corp.                                                                        400                33,684
MBNA Corp.                                                                                       1,900                53,561
Providian Financial Corp.*                                                                         400                 6,588
SLM Corp.                                                                                          600                32,034
                                                                                                                    --------
                                                                                                                     232,970

Diversified Financial Services 1.8%
CIT Group, Inc.                                                                                    300                13,746
Citigroup, Inc.                                                                                  7,300               351,714
Countrywide Financial Corp.                                                                        900                33,309
Fannie Mae                                                                                       1,500               106,815
Freddie Mac                                                                                      1,000                73,700
JPMorgan Chase & Co.                                                                             5,400               210,654
MGIC Investment Corp.                                                                              100                 6,891
Moody's Corp.                                                                                      400                34,740
Principal Financial Group, Inc.                                                                    800                32,752
                                                                                                                    --------
                                                                                                                     864,321

Insurance 1.5%
ACE Ltd.                                                                                           400                17,100
AFLAC, Inc.                                                                                        800                31,872
Allstate Corp.                                                                                   1,000                51,720
Ambac Financial Group, Inc.                                                                        200                16,426
American International Group, Inc.                                                               3,900               256,113
Aon Corp.                                                                                          500                11,930
Chubb Corp.                                                                                        300                23,070
Cincinnati Financial Corp.                                                                         600                26,556
Jefferson-Pilot Corp.                                                                              200                10,392
Lincoln National Corp.                                                                             600                28,008
Loews Corp.                                                                                        300                21,090
Marsh & McLennan Companies, Inc.                                                                   800                26,320
MBIA, Inc.                                                                                         200                12,656
MetLife, Inc.                                                                                    1,100                44,561
Progressive Corp.                                                                                  300                25,452
Prudential Financial, Inc.                                                                       1,000                54,960
Safeco Corp.                                                                                       200                10,448
St. Paul Travelers Companies, Inc.                                                                 300                11,121
Torchmark Corp.                                                                                    200                11,428
UnumProvident Corp.                                                                                400                 7,176
XL Capital Ltd., "A"                                                                               200                15,530
                                                                                                                    --------
                                                                                                                     713,929

Real Estate 0.2%
Apartment Investment & Management Co., "A", (REIT)                                                 100                 3,854
Archstone-Smith Trust, (REIT)                                                                      300                11,490
Equity Office Properties Trust, (REIT)                                                             600                17,472
Equity Residential, (REIT)                                                                         400                14,472
Plum Creek Timber Co., Inc., (REIT)                                                                300                11,532
ProLogis, (REIT)                                                                                   300                12,999
Simon Property Group, Inc., (REIT)                                                                 300                19,401
                                                                                                                    --------
                                                                                                                      91,220

Health Care 4.5%
Biotechnology 0.6%
Amgen, Inc.*                                                                                     2,100               134,715
Applera Corp. - Applied Biosystems Group                                                           300                 6,273
Biogen Idec, Inc.*                                                                                 500                33,305
Chiron Corp.*                                                                                      300                 9,999
Genzyme Corp.*                                                                                     500                29,035
Gilead Sciences, Inc.*                                                                           1,000                34,990
MedImmune, Inc.*                                                                                   400                10,844
                                                                                                                    --------
                                                                                                                     259,161

Health Care Equipment & Supplies 0.9%
Bausch & Lomb, Inc.                                                                                100                 6,446
Baxter International, Inc.                                                                         900                31,086
Becton, Dickinson & Co.                                                                            400                22,720
Biomet, Inc.                                                                                       400                17,356
Boston Scientific Corp.*                                                                         1,700                60,435
C.R. Bard, Inc.                                                                                    200                12,796
Fisher Scientific International, Inc.*                                                             348                21,708
Guidant Corp.                                                                                      500                36,050
Hospira, Inc.*                                                                                     200                 6,700
Medtronic, Inc.                                                                                  1,800                89,406
Millipore Corp.*                                                                                   100                 4,981
PerkinElmer, Inc.                                                                                  200                 4,498
St. Jude Medical, Inc.*                                                                            900                37,737
Stryker Corp.                                                                                      600                28,950
Thermo Electron Corp.*                                                                             200                 6,038
Waters Corp.*                                                                                      200                 9,358
Zimmer Holdings, Inc.*                                                                             400                32,048
                                                                                                                    --------
                                                                                                                     428,313

Health Care Providers & Services 0.7%
Cardinal Health, Inc.                                                                              200                11,630
Caremark Rx, Inc.*                                                                                 700                27,601
CIGNA Corp.                                                                                        200                16,314
Express Scripts, Inc.*                                                                             300                22,932
HCA, Inc.                                                                                          600                23,976
Health Management Associates, Inc., "A"                                                            400                 9,092
Humana, Inc.*                                                                                      200                 5,938
Laboratory Corp. of America Holdings*                                                              200                 9,964
Manor Care, Inc.                                                                                   100                 3,543
McKesson Corp.                                                                                     400                12,588
Medco Health Solutions, Inc.*                                                                      400                16,640
Quest Diagnostics, Inc.                                                                            200                19,110
Tenet Healthcare Corp.*                                                                            700                 7,686
UnitedHealth Group, Inc.                                                                         1,100                96,833
WellPoint, Inc.*                                                                                   500                57,500
                                                                                                                    --------
                                                                                                                     341,347

Pharmaceuticals 2.3%
Abbott Laboratories                                                                              2,400               111,960
Allergan, Inc.                                                                                     300                24,321
Bristol-Myers Squibb Co.                                                                         3,300                84,546
Eli Lilly & Co.                                                                                  1,300                73,775
Forest Laboratories, Inc.*                                                                         600                26,916
Johnson & Johnson                                                                                4,500               285,390
King Pharmaceuticals, Inc.*                                                                        400                 4,960
Merck & Co., Inc.                                                                                3,400               109,276
Mylan Laboratories, Inc.                                                                           400                 7,076
Pfizer, Inc.                                                                                    10,400               279,656
Schering-Plough Corp.                                                                            1,000                20,880
Watson Pharmaceuticals, Inc.*                                                                      500                16,405
Wyeth                                                                                            1,400                59,626
                                                                                                                    --------
                                                                                                                   1,104,787

Industrials 4.3%
Aerospace & Defense 0.8%
Boeing Co.                                                                                       1,300                67,301
General Dynamics Corp.                                                                             300                31,380
Goodrich Corp.                                                                                     200                 6,528
Honeywell International, Inc.                                                                    1,300                46,033
L-3 Communications Holdings, Inc.                                                                  200                14,648
Lockheed Martin Corp.                                                                              700                38,885
Northrop Grumman Corp.                                                                             600                32,616
Raytheon Co.                                                                                       700                27,181
Rockwell Collins, Inc.                                                                             300                11,832
United Technologies Corp.                                                                          800                82,680
                                                                                                                    --------
                                                                                                                     359,084

Air Freight & Logistics 0.4%
FedEx Corp.                                                                                        500                49,245
Ryder System, Inc.                                                                                 100                 4,777
United Parcel Service, Inc., "B"                                                                 1,700               145,282
                                                                                                                    --------
                                                                                                                     199,304

Airlines 0.0%
Delta Air Lines, Inc.*                                                                             200                 1,496
Southwest Airlines Co.                                                                           1,200                19,536
                                                                                                                    --------
                                                                                                                      21,032

Building Products 0.0%
American Standard Companies, Inc.*                                                                 300                12,396
                                                                                                                    --------
Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*                                                                     500                 4,640
Apollo Group, Inc., "A"*                                                                           300                24,213
Avery Dennison Corp.                                                                               200                11,994
Cendant Corp.                                                                                    2,200                51,436
Cintas Corp.                                                                                       300                13,161
Equifax, Inc.                                                                                      200                 5,620
H&R Block, Inc.                                                                                    200                 9,800
Monster Worldwide, Inc.*                                                                           200                 6,728
Pitney Bowes, Inc.                                                                                 300                13,884
R.R. Donnelley & Sons Co.                                                                          700                24,703
Waste Management, Inc.                                                                             900                26,946
                                                                                                                    --------
                                                                                                                     193,125

Electrical Equipment 0.2%
American Power Conversion Corp.                                                                    300                 6,420
Cooper Industries, Ltd., "A"                                                                       100                 6,789
Emerson Electric Co.                                                                               600                42,060
Power-One, Inc.*                                                                                   100                   892
Rockwell Automation, Inc.                                                                          300                14,865
                                                                                                                    --------
                                                                                                                      71,026

Industrial Conglomerates 1.7%
3M Co.                                                                                             900                73,863
General Electric Co.                                                                            16,000               584,000
Textron, Inc.                                                                                      200                14,760
Tyco International Ltd.                                                                          3,400               121,516
                                                                                                                    --------
                                                                                                                     794,139

Machinery 0.6%
Caterpillar, Inc.                                                                                  500                48,755
Cummins, Inc.                                                                                      100                 8,379
Danaher Corp.                                                                                      500                28,705
Deere & Co.                                                                                        600                44,640
Dover Corp.                                                                                        300                12,582
Eaton Corp.                                                                                        200                14,472
Illinois Tool Works, Inc.                                                                          400                37,072
Ingersoll-Rand Co., "A"                                                                            300                24,090
ITT Industries, Inc.                                                                               100                 8,445
Navistar International Corp.*                                                                      100                 4,398
PACCAR, Inc.                                                                                       300                24,144
Pall Corp.                                                                                         200                 5,792
Parker-Hannifin Corp.                                                                              400                30,296
                                                                                                                    --------
                                                                                                                     291,770

Road & Rail 0.2%
Burlington Northern Santa Fe Corp.                                                                 600                28,386
CSX Corp.                                                                                          300                12,024
Norfolk Southern Corp.                                                                             600                21,714
Union Pacific Corp.                                                                                400                26,900
                                                                                                                    --------
                                                                                                                      89,024

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.                                                                                100                 6,662
                                                                                                                    --------
Information Technology 6.0%
Communications Equipment 1.0%
ADC Telecommunications, Inc.*                                                                    1,200                 3,216
Andrew Corp.*                                                                                    1,200                16,356
Avaya, Inc.*                                                                                     1,300                22,360
CIENA Corp.*                                                                                       900                 3,006
Cisco Systems, Inc.*                                                                            10,000               193,000
Comverse Technologies, Inc.*                                                                       300                 7,335
Corning, Inc.*                                                                                   2,100                24,717
JDS Uniphase Corp.*                                                                              2,200                 6,974
Lucent Technologies, Inc.*                                                                       6,700                25,192
Motorola, Inc.                                                                                   3,700                63,640
QUALCOMM, Inc.                                                                                   2,500               106,000
Scientific-Atlanta, Inc.                                                                           200                 6,602
Tellabs, Inc.*                                                                                     700                 6,013
                                                                                                                    --------
                                                                                                                     484,411

Computers & Peripherals 1.5%
Apple Computer, Inc.*                                                                              800                51,520
Dell, Inc.*                                                                                      4,100               172,774
EMC Corp.*                                                                                       3,600                53,532
Gateway, Inc.*                                                                                     600                 3,606
Hewlett-Packard Co.                                                                              3,400                71,298
International Business Machines Corp.                                                            2,500               246,450
Lexmark International, Inc., "A"*                                                                  400                34,000
NCR Corp.*                                                                                         300                20,769
Network Appliance, Inc.*                                                                         1,000                33,220
QLogic Corp.*                                                                                      100                 3,673
Sun Microsystems, Inc.*                                                                          5,100                27,438
                                                                                                                    --------
                                                                                                                     718,280

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*                                                                        700                16,870
Jabil Circuit, Inc.*                                                                               800                20,464
Molex, Inc.                                                                                        300                 9,000
Sanmina-SCI Corp.*                                                                                 800                 6,776
Solectron Corp.*                                                                                 1,500                 7,995
Symbol Technologies, Inc.                                                                          400                 6,920
                                                                                                                    --------
                                                                                                                      68,025

Internet Software & Services 0.2%
Yahoo!, Inc.*                                                                                    2,100                79,128
                                                                                                                    --------
IT Consulting & Services 0.4%
Affiliated Computer Services, Inc., "A"*                                                           400                24,076
Automatic Data Processing, Inc.                                                                    900                39,915
Computer Sciences Corp.*                                                                           300                16,911
Convergys Corp.*                                                                                   200                 2,998
Electronic Data Systems Corp.                                                                      800                18,480
First Data Corp.                                                                                 1,300                55,302
Fiserv, Inc.*                                                                                      300                12,057
Sabre Holdings Corp.                                                                               200                 4,434
SunGard Data Systems, Inc.*                                                                        400                11,332
Unisys Corp.*                                                                                      500                 5,090
                                                                                                                    --------
                                                                                                                     190,595

Office Electronics 0.1%
Xerox Corp.*                                                                                     1,400                23,814
                                                                                                                    --------
Semiconductors & Semiconductor Equipment 1.1%
Advanced Micro Devices, Inc.*                                                                    1,100                24,222
Altera Corp.*                                                                                    1,100                22,770
Applied Materials, Inc.*                                                                         2,600                44,460
Applied Micro Circuits Corp.*                                                                      500                 2,105
Broadcom Corp., "A"*                                                                               500                16,140
Freescale Semiconductor, Inc., "B"*                                                              1,197                21,977
Intel Corp.                                                                                      8,500               198,815
KLA-Tencor Corp.*                                                                                  300                13,974
Linear Technology Corp.                                                                            500                19,380
LSI Logic Corp.*                                                                                   600                 3,288
Maxim Integrated Products, Inc.                                                                    500                21,195
Micron Technology, Inc.*                                                                         2,000                24,700
Novellus Systems, Inc.*                                                                            200                 5,578
NVIDIA Corp.*                                                                                      300                 7,068
PMC-Sierra, Inc.*                                                                                  300                 3,375
Teradyne, Inc.*                                                                                    300                 5,121
Texas Instruments, Inc.                                                                          2,600                64,012
                                                                                                                    --------
                                                                                                                     498,180

Software 1.6%
Adobe Systems, Inc.                                                                                400                25,096
Autodesk, Inc.                                                                                     300                11,385
BMC Software, Inc.*                                                                                300                 5,580
Citrix Systems, Inc.*                                                                              800                19,624
Computer Associates International, Inc.                                                            900                27,954
Compuware Corp.*                                                                                   600                 3,882
Electronic Arts, Inc.*                                                                             500                30,840
Intuit, Inc.*                                                                                      300                13,203
Mercury Interactive Corp.*                                                                         400                18,220
Microsoft Corp.                                                                                 16,400               438,044
Novell, Inc.*                                                                                      600                 4,050
Oracle Corp.*                                                                                    7,800               107,016
Parametric Technology Corp.*                                                                     2,700                15,903
Siebel Systems, Inc.*                                                                              800                 8,400
Symantec Corp.*                                                                                  1,000                25,760
VERITAS Software Corp.*                                                                            600                17,130
                                                                                                                    --------
                                                                                                                     772,087

Materials 1.1%
Chemicals 0.6%
Air Products & Chemicals, Inc.                                                                     300                17,391
Dow Chemical Co.                                                                                 1,400                69,314
E.I. du Pont de Nemours & Co.                                                                    1,000                49,050
Eastman Chemical Co.                                                                               100                 5,773
Ecolab, Inc.                                                                                       400                14,052
Great Lakes Chemical Corp.                                                                         100                 2,849
Hercules, Inc.*                                                                                  1,100                16,335
International Flavors & Fragrances, Inc.                                                           100                 4,284
Monsanto Co.                                                                                       400                22,220
PPG Industries, Inc.                                                                               300                20,448
Praxair, Inc.                                                                                      500                22,075
Rohm & Haas Co.                                                                                    300                13,269
Sigma-Aldrich Corp.                                                                                100                 6,046
                                                                                                                    --------
                                                                                                                     263,106

Construction Materials 0.0%
Vulcan Materials Co.                                                                               200                10,922
                                                                                                                    --------
Containers & Packaging 0.1%
Ball Corp.                                                                                         500                21,990
Pactiv Corp.*                                                                                      200                 5,058
Sealed Air Corp.*                                                                                  100                 5,327
                                                                                                                    --------
                                                                                                                      32,375

Metals & Mining 0.2%
Alcoa, Inc.                                                                                      1,300                40,846
Newmont Mining Corp.                                                                               700                31,087
Nucor Corp.                                                                                        500                26,170
United States Steel Corp.                                                                          200                10,250
                                                                                                                    --------
                                                                                                                     108,353

Paper & Forest Products 0.2%
Georgia-Pacific Corp.                                                                              400                14,992
International Paper Co.                                                                            700                29,400
Louisiana-Pacific Corp.                                                                            200                 5,350
MeadWestvaco Corp.                                                                                 700                23,723
Weyerhaeuser Co.                                                                                   600                40,332
                                                                                                                    --------
                                                                                                                     113,797

Telecommunication Services 1.2%
Diversified Telecommunication Services 1.1%
ALLTEL Corp.                                                                                       700                41,132
AT&T Corp.                                                                                       1,200                22,872
BellSouth Corp.                                                                                  2,800                77,812
CenturyTel, Inc.                                                                                   200                 7,094
Citizens Communications Co.                                                                        500                 6,895
Qwest Communications International, Inc.*                                                        2,700                11,988
SBC Communications, Inc.                                                                         5,000               128,850
Sprint Corp.                                                                                     2,200                54,670
Verizon Communications, Inc.                                                                     4,200               170,142
                                                                                                                    --------
                                                                                                                     521,455

Wireless Telecommunication Services 0.1%
Nextel Communications, Inc., "A"*                                                                2,100                63,000
                                                                                                                    --------
Utilities 1.1%
Electric Utilities 0.7%
Allegheny Energy, Inc.*                                                                            200                 3,942
American Electric Power Co.                                                                        600                20,604
CenterPoint Energy, Inc.                                                                           500                 5,650
Cinergy Corp.                                                                                      300                12,489
Consolidated Edison, Inc.                                                                          400                17,500
DTE Energy Co.                                                                                     300                12,939
Edison International                                                                               500                16,015
Entergy Corp.                                                                                      300                20,277
Exelon Corp.                                                                                     1,000                44,070
FirstEnergy Corp.                                                                                  500                19,755
FPL Group, Inc.                                                                                    300                22,425
PG&E Corp.*                                                                                        600                19,968
Pinnacle West Capital Corp.                                                                        100                 4,441
PPL Corp.                                                                                          300                15,984
Progress Energy, Inc.                                                                              400                18,096
Southern Co.                                                                                     1,100                36,872
TECO Energy, Inc.                                                                                  300                 4,602
TXU Corp.                                                                                          500                32,280
Xcel Energy, Inc.                                                                                  600                10,920
                                                                                                                    --------
                                                                                                                     338,829

Gas Utilities 0.1%
KeySpan Corp.                                                                                      200                 7,890
NiSource, Inc.                                                                                     400                 9,112
Peoples Energy Corp.                                                                               100                 4,395
                                                                                                                    --------
                                                                                                                      21,397

Multi-Utilities 0.3%
AES Corp.*                                                                                       1,000                13,670
Calpine Corp.*                                                                                     800                 3,152
CMS Energy Corp.*                                                                                  300                 3,135
Constellation Energy Group, Inc.                                                                   300                13,113
Dominion Resources, Inc.                                                                           500                33,870
Duke Energy Corp.                                                                                1,400                35,462
Dynegy, Inc., "A"*                                                                                 600                 2,772
Public Service Enterprise Group, Inc.                                                              600                31,062
Sempra Energy                                                                                      700                25,676
                                                                                                                    --------
                                                                                                                     161,912


Total Common Stocks (Cost $14,357,524)                                                                            17,066,927
                                                                                                                  ----------
                                                                                             Principal
                                                                                             Amount ($)             Value ($)

Corporate Bonds 8.6%
Consumer Discretionary 0.4%
Auburn Hills Trust, 12.375%, 5/1/2020                                                           24,000                37,643
Comcast Cable Communications, Inc., 8.375%,
3/15/2013                                                                                      105,000               129,475
General Motors Corp., 8.375%, 7/15/2033                                                         35,000                36,263
                                                                                                                    --------
                                                                                                                     203,381

Energy 1.1%
CenterPoint Energy Resources Corp., Series B, 7.875%,
4/1/2013                                                                                        60,000                71,315
Duke Capital LLC:
4.302%, 5/18/2006                                                                               75,000                75,905
5.668%, 8/15/2014                                                                               46,000                47,465
Enterprise Products Operating LP, 7.5%, 2/1/2011                                                79,000                89,570
Halliburton Co., 5.5%, 10/15/2010                                                              135,000               142,193
Pemex Project Funding Master Trust, 144A, 3.79%**,
6/15/2010                                                                                       80,000                82,080
                                                                                                                    --------
                                                                                                                     508,528

Financials 3.8%
Agfirst Farm Credit Bank, 8.393%**, 12/15/2016                                                 325,000               374,258
American General Finance Corp., Series H, 4.0%,
3/15/2011                                                                                       73,000                70,796
Capital One Bank, 4.875%, 5/15/2008                                                              5,000                 5,135
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                                 70,000                71,550
6.875%, 2/1/2006                                                                               320,000               329,664
General Motors Acceptance Corp.:
6.75%, 1/15/2006                                                                               125,000               128,235
6.875%, 9/15/2011                                                                               41,000                42,016
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                                     76,000                75,205
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015                                            90,000                89,647
Morgan Stanley, 4.0%, 1/15/2010                                                                 75,000                74,148
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%,
6/15/2034                                                                                       75,000                80,926
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                                      220,000               216,060
Republic New York Corp., 5.875%, 10/15/2008                                                    120,000               127,726
Wells Fargo & Co., 4.2%, 1/15/2010                                                             139,000               139,565
                                                                                                                   ---------
                                                                                                                   1,824,931

Health Care 0.7%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                              285,000               333,450
                                                                                                                   ---------
Materials 0.5%
Lubrizol Corp.:
4.625%, 10/1/2009                                                                              155,000               154,761
6.5%, 10/1/2034                                                                                 59,000                60,089
                                                                                                                   ---------
                                                                                                                     214,850

Telecommunication Services 0.4%
Bell Atlantic New Jersey, Inc., Series A, 5.875%,
1/17/2012                                                                                       80,000                84,997
BellSouth Corp., 5.2%, 9/15/2014                                                                75,000                76,442
SBC Communications, Inc., 4.125%, 9/15/2009                                                     40,000                39,927
                                                                                                                   ---------
                                                                                                                     201,366

Utilities 1.7%
Consumers Energy Co., 6.25%, 9/15/2006                                                         293,000               305,909
Ohio Valley Electric Corp., 144A, 5.94%, 2/12/2006                                             335,000               344,609
Pedernales Electric Cooperative, Series 2002-A, 144A,
6.202%, 11/15/2032                                                                             145,000               156,003
                                                                                                                   ---------
                                                                                                                     806,521


Total Corporate Bonds (Cost $3,958,346)                                                                            4,093,027
                                                                                                                   ---------


Asset Backed 3.4%
Automobile Receivables 1.3%
Drive Auto Receivables Trust, "A4", Series 2002-1,
144A, 4.09%, 1/15/2008                                                                         110,000               110,616
MMCA Automobile Trust:
A4, Series 2002-2, 4.3%, 3/15/2010                                                             383,990               385,384
A4, Series 2001-4, 4.92%, 8/15/2007                                                             86,476                87,119
B, Series 2002-1, 5.37%, 1/15/2010                                                              35,535                35,902
                                                                                                                   ---------
                                                                                                                     619,021

Home Equity Loans 1.7%
Advanta Mortgage Loan Trust, "A6", Series 2000-2,
7.72%, 3/25/2015                                                                               281,351               296,111
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%,
4/25/2034                                                                                       72,988                73,129
Park Place Securities NIM Trust, "A", Series 2004-MCW1,
144A, 4.458%, 9/25/2034                                                                         95,104                95,104
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%,
6/25/2034                                                                                       90,365                90,281
Residential Asset Securities Corp., "A2B2",
Series 2004-KS2, 2.658%**, 3/25/2034                                                           215,000               215,004
                                                                                                                   ---------
                                                                                                                     769,629

Manufactured Housing Receivables 0.4%
Greenpoint Manufactured Housing, "A3", Series 1999-5,
7.33%, 8/15/2020                                                                               198,321               199,427
                                                                                                                   ---------

Total Asset Backed (Cost $1,583,357)                                                                               1,588,077
                                                                                                                   ---------


Foreign Bonds - US$ Denominated 5.6%
Energy 0.1%
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027                                                  45,000                56,700
                                                                                                                   ---------
Financials 2.6%
Deutsche Telekom International Finance BV, 8.75%,
6/15/2030                                                                                      153,000               202,030
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034                                              20,000                20,594
Korea First Bank, 144A, 5.75%**, 3/10/2013                                                      39,000                40,559
PF Export Receivable Master Trust, 144A, 6.6%,
12/1/2011                                                                                      550,000               587,207
QBE Insurance Group Ltd., 144A, 5.647%**, 7/1/2023                                             125,000               122,772
Westfield Capital Corp.:
144A, 4.375%, 11/15/2010                                                                        15,000                14,836
144A, 5.125%, 11/15/2014                                                                       235,000               233,871
                                                                                                                   ---------
                                                                                                                   1,221,869

Industrials 1.8%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                                   455,000               525,366
Tyco International Group SA:
6.75%, 2/15/2011                                                                               200,000               224,157
6.875%, 1/15/2029                                                                               60,000                68,731
7.0%, 6/15/2028                                                                                 35,000                40,692
                                                                                                                   ---------
                                                                                                                     858,946

Materials 0.4%
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                                157,000               174,444
                                                                                                                   ---------
Sovereign Bonds 0.5%
United Mexican States:
Series A, 6.75%, 9/27/2034                                                                      40,000                39,500
8.375%, 1/14/2011                                                                              175,000               205,538
                                                                                                                   ---------
                                                                                                                     245,038

Telecommunication Services 0.2%
America Movil SA de CV, 144A, 5.75%, 1/15/2015                                                 100,000                99,772
                                                                                                                   ---------

Total Foreign Bonds - US$ Denominated (Cost $2,498,744)                                                            2,656,769
                                                                                                                   ---------


US Government Agency Sponsored Pass-Throughs 3.2%
Federal Home Loan Mortgage Corp.:
5.0%, 7/1/2018                                                                                 112,506               114,344
6.0%, 12/1/2033                                                                                260,337               269,050
Federal National Mortgage Association:
4.5% with various maturities from 3/1/2018 until
11/1/2018                                                                                      218,134               217,931
5.42%, 11/1/2008                                                                               114,427               119,366
5.5% with various maturities from 3/1/2018 until
5/1/2034                                                                                       597,597               608,285
6.0%, 3/1/2015                                                                                 143,105               150,226
7.0%, 4/1/2032                                                                                       2                     2
9.0%, 11/1/2030                                                                                 29,747                32,705

Total US Government Agency Sponsored Pass-Throughs                                                                 ---------
(Cost $1,503,460)                                                                                                  1,511,909


Commercial and Non-Agency Mortgage-Backed Securities 4.6%
Citigroup Mortgage Loan Trust, Inc., "1A2",
Series 2004-NCM-1, 6.5%, 6/25/2034                                                             139,713               146,131
Countrywide Alternative Loan Trust:
1A1, Series 2004-J1, 6.0%, 2/25/2034                                                            71,171                72,155
7A1, Series 2004-J2, 6.0%, 12/25/2033                                                           80,804                82,723
CS First Boston Mortgage Securities Corp.:
A2, Series 2001-CK3, 6.04%, 6/15/2034                                                          105,000               107,873
DLJ Commercial Mortgage Corp., "A1A", Series 1998-CF1,
6.14%, 2/18/2031                                                                                92,252                92,445
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2,
144A, 6.82%, 10/15/2030                                                                         92,218                98,056
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                              200,341               211,949
JPMorgan Commercial Mortgage Finance Corp., "A3",
Series 1997-C5, 7.088%, 9/15/2029                                                              174,777               185,869
Master Alternative Loans Trust:
2A1, Series 2004-3, 6.25%, 4/25/2034                                                           257,004               266,320
8A1, Series 2004-3, 7.0%, 4/25/2034                                                             82,928                86,634
Master Asset Securitization Trust, "8A1",
Series 2003-6, 5.5%, 7/25/2033                                                                 115,512               116,451
Morgan Stanley Capital I, "A1", Series 1999-FNV1,
6.12%, 3/15/2031                                                                               100,521               103,582
Residential Asset Securitization Trust, "A1",
Series 2003-A11, 4.25%, 11/25/2033                                                             178,247               178,628
Wachovia Bank Commercial Mortgage Trust, "A5",
Series 2004-C11, 5.215%, 1/15/2041                                                             210,000               216,207
Washington Mutual MSC Mortgage Pass-Through, "1A22",
Series 2003-MS3, 5.75%, 3/25/2033                                                               82,382                82,523
Wells Fargo Mortgage Backed Securities Trust, "1A1",
Series 2003-6, 5.0%, 6/25/2018                                                                 146,564               147,846

Total Commercial and Non-Agency Mortgage-Backed                                                                    ---------
Securities (Cost $2,217,454)                                                                                       2,195,392



Collateralized Mortgage Obligations 10.6%
Fannie Mae Grantor Trust:
1A3, Series 2004-T2, 7.0%, 11/25/2043                                                           74,523                78,971
1A3, Series 2004-T3, 7.0%, 2/25/2044                                                            39,502                41,860
A2, Series 2002-T16, 7.0%, 7/25/2042                                                            89,220                94,545
Fannie Mae Whole Loan:
1A3, Series 2003-W18, 4.732%, 8/25/2043                                                        150,000               150,723
2A, Series 2003-W8, 7.0%, 10/25/2042                                                            92,395                97,474
2A, Series 2002-W1, 7.5%, 2/25/2042                                                             79,128                84,533
5A, Series 2004-W2, 7.5%, 3/25/2044                                                            230,424               246,651
Federal Home Loan Mortgage Corp.:
LB, Series 2755, 4.0%, 9/15/2023                                                               155,000               155,275
LJ, Series 2612, 4.0%, 7/15/2022                                                               100,895               101,162
NB, Series 2750, 4.0%, 12/15/2022                                                              378,000               377,499
TC, Series 2728, 4.0%, 2/15/2023                                                               310,000               309,715
LC, Series 2682, 4.5%, 7/15/2032                                                               230,000               222,235
ON, Series 2776, 4.5%, 11/15/2032                                                              125,000               118,996
BG, Series 2640, 5.0%, 2/15/2032                                                               305,000               306,154
BM, Series 2497, 5.0%, 2/15/2022                                                                29,094                29,435
JD, Series 2778, 5.0%, 12/15/2032                                                              130,000               129,188
OE, Series 2840, 5.0%, 2/15/2033                                                               220,000               216,480
PD, Series 2783, 5.0%, 1/15/2033                                                               112,000               111,068
PD, Series 2844, 5.0%, 12/15/2032                                                              220,000               217,733
PE, Series 2777, 5.0%, 4/15/2033                                                               240,000               238,376
TE, Series 2827, 5.0%, 4/15/2033                                                               175,000               174,068
QE, Series 2113, 6.0%, 11/15/2027                                                               98,283               100,216
Z, Series 2173, 6.5%, 7/15/2029                                                                 92,344                96,937
B, Series 1997-M5, 6.65%, 8/25/2007                                                             77,493                81,045
C, Series 1997-M5, 6.74%, 8/25/2007                                                            145,000               155,042
3A, Series T-41, 7.5%, 7/25/2032                                                                51,605                55,014
Federal National Mortgage Association:
2A3, Series 2001-4, 4.16%, 6/25/2042                                                           140,000               140,432
NE, Series 2004-52, 4.5%, 7/25/2033                                                            113,000               107,364
OA, Series 2003-8, 4.5%, 2/25/2016                                                             216,282               217,169
1A5, Series 2003-W14, 4.71%, 9/25/2043                                                         270,000               271,396
KH, Series 2003-92, 5.0%, 3/25/2032                                                            150,000               148,360
1A2, Series 2003-W3, 7.0%, 8/25/2042                                                            11,565                12,255
A3, Series 2002-T19, 7.5%, 7/25/2042                                                           128,380               137,827

Total Collateralized Mortgage Obligations                                                                          ---------
(Cost $5,041,165)                                                                                                  5,025,198


Municipal Investments 4.0%
Delaware River, DE, Port Authority, Port District
Project, Series A, 7.27%, 1/1/2007 (e)                                                         180,000               192,872
Houston, TX, Airport Revenue, 6.88%, 1/1/2028 (e)                                              275,000               323,548
Illinois, State General Obligation, 4.95%, 6/1/2023                                            105,000               102,030
Lansing, MI, Water & Sewer Revenue, Board Water &
Light Water Supply Steam, Series B, 7.3%, 7/1/2006 (e)                                         605,000               639,999
Virginia, Multi-Family Housing Revenue, Housing
Development Authority, Series A, 6.51%, 5/1/2019 (e)                                           610,000               637,096
                                                                                                                   ---------
Total Municipal Investments (Cost $1,731,433)                                                                      1,895,545


Government National Mortgage Association 1.9%
Government National Mortgage Association:
3.75%, 6/20/2026                                                                               310,000               310,291
5.0% with various maturities from 12/16/2032 until
2/20/2033                                                                                      357,000               356,042
6.0% with various maturities from 10/15/2033 until
7/20/2034                                                                                      219,730               227,685

Total Government National Mortgage Association                                                                     ---------
(Cost $892,938)                                                                                                      894,018


US Government Backed 10.1%
US Treasury Bills:
1.813%***, 1/20/2005 (f)                                                                       490,000               489,540
1.94%***, 3/10/2005                                                                          2,500,000             2,490,467
2.182%***, 3/24/2005 (f)                                                                        40,000                39,805
US Treasury Bond:
6.0%, 2/15/2026                                                                                714,000               817,893
7.25%, 5/15/2016                                                                               151,000               189,009
US Treasury Note:
3.125%, 10/15/2008                                                                               3,000                 2,968
3.25%, 1/15/2009 (c)                                                                           232,000               229,988
4.25%, 11/15/2013                                                                              548,000               551,447
                                                                                                                   ---------
Total US Government Backed (Cost $4,775,203)                                                                       4,811,117




                                                                                                Shares              Value ($)
                                                                                                ------              ---------

Securities Lending Collateral 0.1%
Daily Assets Fund Institutional, 2.25% (b)(d)
(Cost $30,750)                                                                                  30,750                30,750
                                                                                                                   ---------
Cash Equivalents 14.7%
Scudder Cash Management QP Trust, 2.24% (a)
(Cost $6,953,114)                                                                            6,953,114             6,953,114
                                                                                                                   ---------

                                                                                                  % of
                                                                                            Net Assets              Value ($)
                                                                                            ----------              ---------

Total Investment Portfolio  (Cost $45,543,488)                                                   102.8            48,721,843
Other Assets and Liabilities, Net                                                                 -2.8            -1,311,094
                                                                                                                  ----------
Net Assets                                                                                         100            47,410,749
                                                                                                                  ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

*** Annualized yield at time of purchase; not coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $30,208, which is 0.1% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:
                                                               As of % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
FGIC               Financial Guaranty Insurance Company             0.7
--------------------------------------------------------------------------------
FSA                Financial Security Assurance                     0.4
--------------------------------------------------------------------------------
MBIA               Municipal Bond Investors Assurance               2.6
--------------------------------------------------------------------------------

(f) At December 31, 2004, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust


At December 31, 2004, open futures contracts purchased were as follows:

                                                                           Aggregate                      Unrealized
Futures                            Expiration Date     Contracts      Face Value ($)       Value     Appreciation ($)
------------------------------------------------------------------------------------------------------------------------
Share Price Index 200                     3/17/2005        1                  76,982        79,487           2,505
------------------------------------------------------------------------------------------------------------------------
Topix Index                               3/10/2005        8                 858,546       895,872          37,326
------------------------------------------------------------------------------------------------------------------------
S&P Canada 60 Index                       3/17/2005        1                  84,403        85,616           1,213
------------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                           41,044
------------------------------------------------------------------------------------------------------------------------

At December 31, 2004, open futures contracts sold were as follows:
                                                                                                        Unrealized
Futures                            Expiration Date    Contracts      Face Value ($)       Value     Depreciation ($)
------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Notes                 3/21/2005       40              4,453,471     4,477,500          24,029
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                             3/17/2005       1                 299,045       303,425           4,380
------------------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation                                                                           28,409
------------------------------------------------------------------------------------------------------------------------


As of December 31, 2004, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                                 Unrealized
            Contracts to Deliver                             In Exchange For              Date                  Appreciation
-------------------------------------------------------------------------------------------------------------------------------
JPY                                    14,068,000 USD                      137,402      1/4/2005                            74
-------------------------------------------------------------------------------------------------------------------------------
JPY                                    25,729,000 USD                      251,840      2/2/2005                           168
-------------------------------------------------------------------------------------------------------------------------------
USD                                        15,929 EUR                       12,000      1/4/2005                           382
-------------------------------------------------------------------------------------------------------------------------------
USD                                       272,020 NZD                      379,000      2/2/2005                           654
-------------------------------------------------------------------------------------------------------------------------------
USD                                        37,952 AUD                       50,000      1/4/2005                         1,230
-------------------------------------------------------------------------------------------------------------------------------
EUR                                       413,000 USD                      563,022      2/2/2005                         1,521
-------------------------------------------------------------------------------------------------------------------------------
USD                                       182,763 NZD                      257,000      1/5/2005                         2,756
-------------------------------------------------------------------------------------------------------------------------------
USD                                       309,264 NZD                      433,000      1/5/2005                         3,304
-------------------------------------------------------------------------------------------------------------------------------
GBP                                       514,000 USD                      991,573      1/4/2005                         5,021
-------------------------------------------------------------------------------------------------------------------------------
USD                                     1,642,173 CAD                    1,975,000      2/1/2005                         5,887
-------------------------------------------------------------------------------------------------------------------------------
GBP                                       846,000 USD                    1,824,834      1/4/2005                         9,119
-------------------------------------------------------------------------------------------------------------------------------
USD                                     2,191,411 AUD                    2,816,000      2/2/2005                         9,844
-------------------------------------------------------------------------------------------------------------------------------
USD                                     2,179,541 GBP                    1,143,000      1/4/2005                        14,288
-------------------------------------------------------------------------------------------------------------------------------
USD                                     2,249,733 AUD                    2,909,000      1/4/2005                        29,847
-------------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                           84,095
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Unrealized
          Contracts to Deliver                               In Exchange For              Date         Depreciation
------------------------------------------------------------------------------------------------------------------------------
CAD                                     595,000 USD                        481,930      1/4/2005                      (14,657)
------------------------------------------------------------------------------------------------------------------------------
USD                                     807,264 CAD                        954,000      1/4/2005                      (11,055)
------------------------------------------------------------------------------------------------------------------------------
AUD                                   2,816,000 USD                      2,196,480      1/4/2005                      (10,223)
------------------------------------------------------------------------------------------------------------------------------
USD                                   1,358,143 CAD                      1,616,000      1/4/2005                       (9,430)
------------------------------------------------------------------------------------------------------------------------------
USD                                   1,821,428 GBP                        946,000      2/2/2005                       (9,375)
------------------------------------------------------------------------------------------------------------------------------
EUR                                     294,000 USD                        391,740      1/4/2005                       (7,890)
------------------------------------------------------------------------------------------------------------------------------
CAD                                   1,975,000 USD                      1,642,412      1/4/2005                       (5,923)
------------------------------------------------------------------------------------------------------------------------------
USD                                     613,148 GBP                        317,000      1/4/2005                       (4,710)
------------------------------------------------------------------------------------------------------------------------------
EUR                                     131,000 USD                        174,508      1/4/2005                       (3,559)
------------------------------------------------------------------------------------------------------------------------------
USD                                      96,350 JPY                     10,068,000      1/4/2005                       (1,931)
------------------------------------------------------------------------------------------------------------------------------
USD                                     562,919 EUR                        413,000      1/4/2005                       (1,534)
------------------------------------------------------------------------------------------------------------------------------
CHF                                     262,000 USD                        229,033      1/4/2005                       (1,423)
------------------------------------------------------------------------------------------------------------------------------
NZD                                     311,000 USD                        223,183      1/5/2005                       (1,317)
------------------------------------------------------------------------------------------------------------------------------
USD                                     236,588 CHF                        268,000      1/4/2005                         (855)
------------------------------------------------------------------------------------------------------------------------------
AUD                                     143,000 USD                        111,340      1/4/2005                         (719)
------------------------------------------------------------------------------------------------------------------------------
NZD                                     379,000 USD                        272,880      1/5/2005                         (707)
------------------------------------------------------------------------------------------------------------------------------
USD                                     251,383 JPY                     25,729,000      1/4/2005                         (224)
------------------------------------------------------------------------------------------------------------------------------
CHF                                       6,000 USD                          5,185      1/4/2005                          (93)
------------------------------------------------------------------------------------------------------------------------------
JPY                                   1,593,000 USD                         15,548      1/4/2005                           (2)
------------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                        (85,627)
------------------------------------------------------------------------------------------------------------------------------


Currency Abbreviation
--------------------------------------------------------------------------------
AUD                                     Australian Dollar
--------------------------------------------------------------------------------
CAD                                     Canadian Dollar
--------------------------------------------------------------------------------
CHF                                     Swiss Franc
--------------------------------------------------------------------------------
EUR                                     Euros
--------------------------------------------------------------------------------
GBP                                     British Pounds
--------------------------------------------------------------------------------
JPY                                     Japanese Yen
--------------------------------------------------------------------------------
NZD                                     New Zealand Dollar
--------------------------------------------------------------------------------
USD                                     United States Dollar
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Lifecycle Mid Range Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Lifecycle Mid Range Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005